Loans and financing - Summary of Changes in Loans and Financing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Opening balance on January 1	$ 0	$ 1,153
Loans from acquisition of subsidiaries	71	0
Payment of loans	(71)	(1,238)
Interest charged	0	4
Interest paid	0	(5)	$ (56)
Basis adjustment on the fair value hedge	0	42
Exchange differences	0	44
Closing balance on December 31	$ 0	$ 0	$ 1,153